RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Rent Received	$ 2,253	$ 2,250
President [Member]
Amount due to President	$ 134,517		$ 129,874	$ 176,621